TRADE AND OTHER PAYABLES - Narratives (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [line items]
Accrued Liabilities To Contracted Licence Payments	$ 218,000	$ 185,000
Waveform Technologies Inc. [Member]
Disclosure of trade and other payables [line items]
Contingent liabilities		$ 5,000,000